Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Current assets	₩ 6,352,665	₩ 8,775,086
Non-current assets	24,558,612	39,131,871
Current liabilities	6,960,435	8,177,967
Non-current liabilities	11,615,704	15,332,747
Revenue	16,864,348	16,183,498	₩ 15,512,014
Profit for the year	2,418,989	1,500,538	860,733
Other comprehensive income (loss)	1,362,192	461,822	1,009
Total comprehensive income	3,781,181	1,962,360	861,742
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets		16,570,953	14,457,602
Non-current assets		54,602,900	50,331,892
Current liabilities		9,072,360	7,874,033
Non-current liabilities		10,192,396	8,972,266
Revenue		31,900,418	26,990,733
Profit for the year		4,758,914	2,016,391
Other comprehensive income (loss)		(107,378)	94,023
Total comprehensive income		4,651,536	2,110,414
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets	9,130,044	7,910,517	7,974,407
Non-current assets	465,333	298,438	207,284
Current liabilities	1,281,783	897,594	1,015,657
Non-current liabilities	6,284,587	5,531,968	5,537,850
Revenue	1,270,568	1,231,815	1,236,678
Profit for the year	250,484	154,521	56,281
Other comprehensive income (loss)	909	(4,283)	(4,458)
Total comprehensive income	251,393	150,238	51,823
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	117,172	107,652	113,233
Non-current assets	419,632	402,812	378,691
Revenue	58,741	52,330	70,565
Profit for the year	50,107	36,615	53,867
Other comprehensive income (loss)	(6,847)	9,647	6,132
Total comprehensive income	43,260	46,262	59,999
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	1,124,219	380,413	615,028
Non-current assets	1,849,102	1,706,634	1,442,748
Current liabilities	53,199	51,025	59,395
Non-current liabilities	316,470	308,606	215,354
Revenue	80,241	107,791	116,269
Profit for the year	933,475	20,369	23,474
Other comprehensive income (loss)	326,661	42,921	(15,093)
Total comprehensive income	1,260,136	63,290	8,381
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Current assets	133,110	797,045	81,065
Non-current assets	2,853,184	1,672,412	1,797,239
Current liabilities	412,962	67	94
Revenue	9,945
Profit for the year	(188,678)	(158,680)	1,190
Other comprehensive income (loss)	304,700	(390,851)	97,508
Total comprehensive income	₩ 116,022	₩ (549,531)	₩ 98,698